STOCK-BASED COMPENSATION - Range of Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Expected volatility		80.00%
ENERGY VAULT HOLDINGS, INC
Expected volatility	90.00%
Risk free interest rate	0.06%	2.50%
Expected term (years)	6 years 3 months	6 years 3 months